Balance Sheet (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash And Cash Equivalents At Carrying Value	$ 8,010	$ 8,762
Accounts And Other Receivables Net Current	114,960	70,345
Inventory Net	63,934	50,320
Deferred Tax Assets Net Current	1,373	1,238
Prepaid Expense And Other Assets Current	8,797	9,153
Assets Of Disposal Group Including Discontinued Operation Current		23,162
Assets Current	197,074	162,980
Property, plant and equipment, net	76,527	78,223
Goodwill	65,572	63,917
Intangible Assets Net Excluding Goodwill	36,232	31,538
Assets Non current	16,014	14,946
Assets Of Disposal Group Including Discontinued Operation Non current		1,944
Total Assets	391,419	353,548
Current Liabilities
Accounts Payable Trade Current	59,385	38,273
Accrued Liabilities Current	29,006	33,831
Accrued Environmental Loss Contingencies Current	5,603	6,113
Due To Related Parties Current		411
Short Term Bank Loans And Notes Payable	62,616	42,890
Long Term Debt Current	4,452	4,452
Deferred Tax Liabilities Current	665	355
Current portion of pension liability	16,800	14,900
Liabilities Of Disposal Group Including Discontinued Operation Current		6,435
Total Current Liabilities	178,527	147,660
Long Term Debt	80,825	91,417
Related Party Debt Non current	31,624	32,547
Accrued pension liability	94,011	98,425
Post employment Benefits Liability Non current	4,387	4,429
Deferred Tax Liabilities Non current	4,214	3,988
Other Non current Liabilities	4,369	4,941
Liabilities Of Disposal Group Including Discontinued Operation Non current		301
Total Liabilities	397,957	383,708
Preferred Stock Shares Authorized	5,000	5,000
Preferred Stock Shares Issued		0
Preferred Stock Shares Outstanding		0
Common Stock Shares Authorized	180,000	180,000
Common Stock Shares Issued	12,647	12,179
Common Stock Shares Outstanding	12,647	12,179
Common Stock Value	126	122
Accumulated other comprehensive loss	(135,265)	(135,865)
Additional paid-in capital	554,278	552,844
Accumulated deficit	(425,677)	(447,261)
Total Stockholder's Deficit	(6,538)	(30,160)
Liabilities and Stockholders Equity	$ 391,419	$ 353,548